SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Stock Based Compensation: Schedule of Fair Value of Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Tables/Schedules
Schedule of Fair Value of Warrants
	Three Months Ended March 31,
	2021	2020
Expected volatility	144.80% to 153.25%	163.68% to 184.19%
Expected dividends	0%	0%
Expected term	5 to 10 years	5 to 10 years
Risk free rate	0.29% to 1.45%	0.79% to 1.45%

	2020	2019
Expected volatility	144.39% to 184.19%	150.34% to 186.77%
Expected dividends	0%	0%
Expected term	5-10 years	5 to 10 years
Risk free rate	0.28% to 2.31%	1.58% to 2.55%